Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 12, 2019	Jan. 27, 2020	Jan. 26, 2020	Dec. 31, 2019	Mar. 31, 2019
Subsequent Events (Textual)
Additional credit facility					$ 905
Debt instrument, maturity date				Jul. 30, 2020
Gary Metzger [Member]
Subsequent Events (Textual)
Long-term debt - related parties					$ 328
Note payable, interest rate					10.00%
Debt instrument, maturity date					Jul. 30, 2020
Subsequent Event [Member]
Subsequent Events (Textual)
Exercised Cashless	4,277,000
Warrants issued	5,677,000
Shares issued in exchange for warrants, description		The Company received approximately $2,000 in cash from the exercise of the warrants and issued the replacement warrants to the investors, which have an exercise price of $0.90 and may be exercised within five years of issuance.
Subsequent Event [Member] | Letter Agreements [Member]
Subsequent Events (Textual)
Shares issued in exchange for warrants, description			The Company entered into letter agreements with accredited institutional investors holding the warrants issued with the Company's Series B Convertible Preferred Stock on August 21, 2019. Pursuant to the agreements, the investors agreed to a cash exercise of 3,921 of the warrants at a price of $0.51 in consideration for the receipt of replacement warrants to purchase 5,882 of the Company's common stock at $0.90.